UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05291
College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)
c/o U.S. Bank One Federal Street Boston, MA 02110
(Address of principal executive offices) (Zip code)
Brian True
U.S. Bank Corporate Trust Services
One Federal Street
Boston, MA 02110

(Name and address of agent for service)
Registrant’s telephone number, including area code: (513) 632-5578
Date of fiscal year end: November 30
Date of reporting period: December 1, 2009 — May 31, 2010
ITEM 1. REPORT TO STOCKHOLDERS.

College and University
Facility Loan Trust One

Financial Statements
As of and for the Period Ended May 31, 2010

College and University
Facility Loan Trust One
Statement of Assets and Liabilities

May 31,	2010

Assets:
Investments, at amortized cost, net of allowance for loan losses of $580,000 (Notes 1, 2, 6, 7 and 8)	$21,216,269
Cash	166,700
Interest receivable	431,359
Loans receivable (Note 2)	227,800
Deferred bond issuance costs (Note 2)	60,116
Prepaid expenses	17,779

Total assets	22,120,023

Liabilities:

Bonds payable (Notes 3 and 8)	11,092,270
Bond interest payable (Note 3)	585,117
Accrued expenses and other liabilities	171,176
Payable to Trustees	2,510
Distributions payable to Class B certificateholders (Note 5)	141,234

Total liabilities	11,992,307

Net Assets:

Class B certificates, par value $1 - authorized, issued and outstanding — 1,001,643 certificates (Note 5)	1,001,643
Distributions in excess of tax earnings (Notes 2 and 5)	(478,091)
Additional paid-in capital (Note 2)	9,604,164

Total net assets	$10,127,716

Net asset value per Class B certificate (based on 1,001,643 certificates outstanding)	$10.11

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust One
Statement of Operations

Six months ended May 31,	2010

Investment income:
Interest income (Note 2)	$1,037,678

Expenses:
Interest expense (Notes 2 and 3)	599,099
Servicer fees (Note 4)	5,361
Trustee fees (Note 4)	20,291
Other trust and bond administration expenses	169,784

Total expenses	794,535

Net investment income	243,143

Net increase in net assets resulting from operations	$243,143

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust One
Statement of Cash Flows

Six months ended May 31,	2010

Cash flows from operating activities:
Interest received	$541,352
Interest paid	(653,467)
Operating expenses paid	(156,723)
Net decrease in funds held under investment agreements	895,497
Principal payments on loans	1,348,423

Net cash provided by operating activities	1,975,082

Cash flows from financing activities:
Principal repayments on Bonds	(1,295,730)
Distributions to Class B certificateholders	(562,652)

Net cash used in financing activities	(1,858,382)

Net increase in cash	116,700

Cash, beginning of period	50,000

Cash, end of period	$166,700

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$243,143
Increase in prepaid expenses	(17,779)
Decrease in interest receivable	3,458
Decrease in Bond interest payable	(68,350)
Increase in accrued expenses and other liabilities	56,492
Decrease in investment contracts	895,497
Decrease in loan principal balance	1,412,223
Increase in loan receivable	(63,800)
Accretion of deferred Bond issuance costs	13,982
Amortization of purchase discount on loans	(499,784)

Net cash provided by operating activities	$1,975,082

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust One
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31,	November 30,
	2010	2009

From operations:
Net investment income	$243,143	$702,057
Increase in reserve for loan losses	—	(120,000)

Net increase in net assets applicable to Class B certificateholders resulting from operations	243,143	582,057

Distributions to Class B certificateholders from:
Tax return of capital (Note 5)	(141,234)	(911,170)

Net decrease in net assets	101,909	(329,113)

Net assets:
Beginning of period	10,025,807	10,354,920

End of period	$10,127,716	$10,025,807

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust One
Financial Highlights

	Six Months
	Ended
	May 31,	Years Ended November 30,
	2010	2009		2008		2007		2006		2005
	(Unaudited)	(Audited)
Net asset value, beginning of period	$10.01	$10.34		$10.45		$10.52		$10.86		$10.88

Net investment income	.24	.70		.50		.84		.66		2.14

(Increase) decrease in provision for loan losses	—	(.12)		—		.10		.10		.20

Distributions to Class B certificateholders from tax return of capital	(.14)	(.91)		(.61)		(1.01)		(1.10)		(2.36)

Net asset value, end of period	$10.11	$10.01		$10.34		$10.45		$10.52		$10.86

Total investment return (a)	N/A	N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of period	$10,127,716	$10,025,807		$10,354,920		$10,470,620		$10,540,720		$10,882,199

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	7.88%	17.35	%(b)	21.08	% (b)	23.47	% (b)	26.24	% (b)	30.05	% (b)

Ratio of net investment income to average net assets applicable to Class B certificates	2.42%	5.89%		4.79%		8.00%		6.20%		19.66%

Number of Class B certificates outstanding, end of period	1,001,643	1,001,643		1,001,643		1,001,643		1,001,643		1,001,643

(a)	The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total investment return” and has not included information under that heading. In addition, as the Trust did not purchase or sell investments during the periods presented, “Portfolio turnover” would have been 0% for all periods presented.

(b)	Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 3.88%(c), 3.42%, 4.60%, 4.28% , 4.83% and 4.24% in 2010, 2009, 2008, 2007, 2006 and 2005, respectively.

(c)	Annualized.
The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

1.	Organization and Business

College and University Facility Loan Trust One (the Trust) was formed on September 17, 1987 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The Bank of New York, National Association, as successor in interest to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

1.	Organization and Business (Continued)

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.	Summary of Significant Accounting Policies

(a) College and University Facility Loans

The Loans were purchased and recorded at a discount below par. Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting, net of any allowance for loan loss. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income in the same accounting period. The remaining balance of the purchase discount on the Loans as of May 31, 2010 was approximately $4,881,000.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

2.	Summary of Significant Accounting Policies (Continued)

(a) College and University Facility Loans (Continued)

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting, Accounting Standard Codification (“ASC”) Topic 820 Fair Value Measurements and Disclosures, (“ASC 820”). However, management believes that the amortized cost method of accounting net of any allowance for loan loss best serves the informational needs of the users of the Trust’s financial statements.

The Trust’s policy is to generally discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2010, no Loans have been placed on nonaccrual status.

The allowance for loan losses is based on the Trust’s evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date. The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

(1) a valuation allowance for loans identified as impaired,

(2) a formula-based general allowance for the various loan portfolio classifications, and

(3) an unallocated allowance.

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment. At May 31, 2010, there were no recorded investments in loans that are considered to be impaired.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

2.	Summary of Significant Accounting Policies (Continued)

(a) College and University Facility Loans (Continued)

The formula-based general allowance is derived primarily by certain credit risk statistics based on the most current financial information of the underlying entity. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust’s formula-based general allowance.

In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

The allowance for loan losses of $580,000 was based on the general and unallocated calculations as described above as there were no loans that were considered impaired as of the period ended May 31, 2 010.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements and could be material.

(b) Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at amortized cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full. Please see Note 8 for discussion of fair value measurement of these investments.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

2.	Summary of Significant Accounting Policies (Continued)

(c) Federal Income Taxes

It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

Financial Accounting Standards Board (“FASB”) ASC Topic 740 Income Taxes, (“ASC 740”) requires the Trust to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated the known implications of ASC 740 on its computation of net assets for the Trust. As a result of this evaluation, the Trust has concluded that ASC 740 did not have any effect on the Trust’s financial statements and no cumulative effect adjustments were recorded.

As of May 31, 2010, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(d) Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest-rate method, assuming that all mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

2.	Summary of Significant Accounting Policies (Continued)

(e) Presentation of Capital Distributions

Capital distributions are accounted for in accordance with FASB ASC Topic 946 Investment Companies Sub-topic 505 Equity (“ASC 946-505”). ASC 946-505 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

As of November 30, 2009, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2010; however, the amount cannot be reasonably estimated at May 31, 2010.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

2.	Summary of Significant Accounting Policies (Continued)

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Trust to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions and differences could be material.

(g) Loans Receivable

Payments due for certain loans had not been received as of May 31, 2010 and therefore have been reported as loans receivable.

(h) Statement of Cash Flows

The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand and does not include any short-term investments.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

2.	Summary of Significant Accounting Policies (Continued)

(i) Risk Factors

The Trust’s investments are subject to the following:

Market Risk
Market risk represents the potential loss that can be caused by a change in the fair value of the financial instrument.

Credit Risk Credit risk represents the risk that the Trust would incur if the counterparties failed to perform pursuant to the terms of their agreements with the Trust.

The Trust’s investments are held in escrow by Bank of New York Mellon (the “Trustee”). The Trustee has custody of the Trusts investments. The Trust is subject to counterparty risk to the extent that the Trustee may be unable to fulfill its obligations to the Trust.

Prepayment Risk Most of the loans held by the Trust allow for prepayment of principal without penalty. As such the Trust is subject to prepayment risk, which could negatively impact future earnings.

(j) Indemnification

Under the Trust’s organizational documents, its Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and certificateholders’ are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust may enter into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

2.	Summary of Significant Accounting Policies (Continued)

(k) Recent Accounting Pronouncements

On June 1, 2009, the Trust adopted Statement of Financial Accounting Standard (“SFAS”) No. 162, The Hierarchy of Generally Accepted Accounting Principles, (SFAS 162). The current hierarchy of generally accepted accounting principles is set forth in the American Institute of Certified Public Accountants (AICPA) Statement on Auditing Standards (SAS) No. 69, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. SFAS 162 is intended to improve financial reporting by identifying a consistent framework, or hierarchy, for selecting accounting principles to be used in preparing financial statements that are presented in conformity with U.S. generally accepted accounting principles for nongovernmental entities. This Statement was effective for annual reporting periods ending after September 15, 2009. The adoption of this statement did not impact the Trust’s application of GAAP in the preparation of the Trust’s financial statements.

In May 2009, the FASB issued SFAS No. 165, Subsequent Events (SFAS No. 165). SFAS No. 165 (codified into ASC Topic 855) establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In particular, SFAS No. 165 sets forth: (1) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, (2) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and (3) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. SFAS No. 165 is effective for interim and annual financial periods ending after June 15, 2009.

In February 2010, the FASB issued Accounting Standards Update 2010-09 (ASU 2010-09), Subsequent Events (Topic 855), amending guidance on subsequent events to alleviate potential conflicts between FASB guidance and SEC requirements. Under this amended guidance, SEC filers are no longer required to disclose the date through which subsequent events have been evaluated in originally issued and revised financial statements. This guidance was effective immediately and we adopted these new requirements for the period ended May 31, 2010. The adoption of this guidance did not have a material impact on our financial statements.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.” The new disclosure guidance will significantly expand the existing requirements and will lead to greater transparency into a company’s exposure to credit losses from lending arrangements. The extensive new disclosures of information as of the end of a reporting period will become effective for both interim and annual reporting periods ending after December 15, 2010. Specific items regarding activity that occurred before the issuance of the ASU, such as the allowance rollforward and modification disclosures, will be required for periods beginning after December 15, 2010. The Trust is currently assessing the impact that ASU 2010-20 will have on its financial statements.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

3.	Bonds	The Bonds outstanding at May 31, 2010 consist of the following:

			Principal
	Interest	Stated	Amount
Type	Rate	Maturity	(000’s)

Term	10.55%	December 1, 2014	$11,092

The Bonds are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date. Interest on the Bonds is payable semiannually.

On June 1, 2010, the Trust made the mandatory redemption of $1,402,806 on the Bonds. The average amount of bond principal outstanding for the period ended May 31, 2010 was approximately $11,092,000.

The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at May 31, 2010, are as follows:

Amount
Fiscal Year	(000’s)
|
2010	$1,403
2011	2,662
2012	2,358
2013	2,120
2014	1,767
Thereafter	782

Total	$11,092

The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

The cash flows from the June 1, 2010 Bond Payment Date were sufficient to satisfy the maximum reserve fund requirement of $4,674,614, as required by the Indenture.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

4.	Administrative Agreements

(a) Servicer

As compensation for the services provided under the servicing agreement, Berkadia Commercial Mortgage LLC (“Servicer”), formerly Capmark Finance, Inc. receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the period ended May 31, 2010, this fee totaled $4,861. Additionally, per the servicing agreement the Servicer shall be reimbursed for certain expenditures incurred related inspection of mortgaged property. For the period ended May 31, 2010 the Servicer was reimbursed approximately $500.

(b) Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

•    The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee earned fees of $8,421 and $9,357, respectively, in accordance with the Declaration of Trust agreement, for the period ended May 31, 2010.

•    The Bond Trustee is entitled to an annual fee equal to 0.025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses such as transaction costs. For the period ended May 31, 2010, total Bond Trustee fees and related expenses amounted to $2,521.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

5.	Certificates

The holders of the Class B certificates receive semi-annual distributions in May and November of each year, calculated in accordance with the Trust Indenture, from amounts collected by the Trust, on a pro rata basis. While the Bonds remain outstanding, the distributions are paid on the second business day in each June and December and, after the Bonds are paid in full, on the first business day of each month. The certificate holders of the Class B Certificates are entitled to one vote per certificate. At May 31, 2010, the May distribution of $141,234, which was paid on June 2, 2010, was recorded as distributions payable.

6.	Allowance for Loan Losses

An analysis of the allowance for loan losses for the period ended May 31, 2010 is summarized as follows:

Balance, beginning of period	$580,000
Increase in provision for loan losses	—
Charge-offs	—

Balance, end of period	$580,000

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

7.	Loans	Scheduled principal and interest payments on the Loans as of May 31, 2010 are as follows:

	Principal	Interest
	Payments	Payments	Total
Fiscal year	(000’s)	(000’s)	(000’s)

2010	$971	$309	$1,280
2011	2,340	465	2,805
2012	2,319	393	2,712
2013	1,985	326	2,311
2014	3,025	258	3,283
Thereafter	6,073	493	6,566

Total	$16,713	$2,244	$18,957

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2010.

		Amortized	% of
	Number	Cost	Amortized
Type of Collateral	of Loans	(000’s)	Cost

Loans secured by a first mortgage	25	$7,628	64.5%
Loans not secured by a first mortgage	14	4,204	35.5%

Total Loans	39	$11,832	100.0%

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

7.	Loans (Continued)

		Amortized	% of
	Number	Cost	Amortized
Type of Institution	of Loans	(000’s)	Cost

Public	13	$4,845	40.9%
Private	26	6,987	59.1%

Total Loans	41	$11,832	100.0%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

College and University
Facility Loan Trust One
Notes to Financial Statements
Period Ended May 31, 2010

8.	Fair Value of Financial Instruments

FASB ASC Topic 825 Financial Instruments allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.

Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its Loans and Bonds, using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate and scheduled payments on the Bonds.

The fair values of the long-term fixed-maturity investments are determined by adding a market rate adjustment to the carrying value of the investments. This market rate adjustment is calculated using the net present value of the difference between future interest income to the Trust at the issue rate and the future interest income at the current market rate through the maturity of the investment. The current market rate is based upon Fannie Mae bond rates at May 31, 2010, with similar maturity dates to the investment agreements.

College and University
Facility Loan Trust One

Notes to Financial Statements
Period Ended May 31, 2010
8. Fair Value of Financial Instruments (Continued)
The estimated fair value of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2010 are as follows:

	Amortized
	Cost		Fair Value
	(000’s)		(000’s)

Loans	$11,252	*	$15,568
Investment Agreements:
Revenue Fund	7,364		7,741
Liquidity Fund	2,600		3,317

	$21,216		$26,626

Bonds payable	$11,092		$13,299

*	Net of allowance for loan losses of $580,000.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
SCHEDULE OF INVESTMENTS
May 31, 2010
(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (111%)
	—— ALABAMA —
$1,036	University of Alabama	3.00%	05/01/2021	12.27%	$655
154	University of Montevallo	3.00	05/01/2023	12.3	90
	—— CALIFORNIA —
353	Azusa Pacific University	3.00	04/01/2017	12.96	247
155	Monterey Peninsula College	3.00	10/01/2018	11.95	108
245	San Diego State University	3.00	11/01/2021	11.93	157
505	San Francisco State University	3.00	11/01/2021	11.93	322
	—— INDIANA —
60	Taylor University	3.00	10/01/2010	12.45	57
840	University of Notre Dame	3.00	04/01/2018	12.95	566
	—— MARYLAND —
610	Western Maryland College	3.00	11/01/2016	12.44	453
	—— MASSACHUSETTS —
132	Atlantic Union College	3.00	11/01/2023	12.68	76
559	Boston University	3.00	12/31/2022	11.87	339
	—— MICHIGAN —
560	Albion College	3.00	10/01/2015	12.51	432
1,893	Finlandia University	3.50	08/01/2014	12.70	1,174
	—— MINNESOTA —
560	Augsburg College	3.00	04/01/2016	12.95	409
260	College of St. Thomas	3.00	04/01/2017	12.95	182
	—— NEBRASKA —
39	University of Nebraska	3.00	07/01/2013	10.59	34
	—— NEW HAMPSHIRE —
118	New England College	3.625	10/01/2013	12.37	101
515	New England College	3.00	04/01/2019	12.96	334
	—— NEW JERSEY —
65	Fairleigh Dickinson University	3.00	11/01/2020	12.09	42
	—— NEW YORK —
280	Long Island University	3.00	06/01/2016	12.34	206
657	Sarah Lawrence College	3.00	11/01/2021	12.64	412
	—— NORTH CAROLINA —
59	Montreat-Anderson College	3.00	12/01/2019	12.19	39
660	University of North Carolina	3.00	01/01/2018	11.49	469
	—— OHIO —
785	Case Western Reserve University	3.00	04/01/2016	10.54	616
52	University of Steubenville	3.375	04/01/2012	12.88	45
148	University of Steubenville	3.00	04/01/2017	12.96	104
The accompanying notes are an integral part of this schedule.

(continued)

Outstanding			Stated			Rate of	Amortized
Principal			Interest	Maturity		Return % (A)	Cost (Notes
Balance		Description	Rate %	Date		(Unaudited)	1 and 2)
		—— PENNSYLVANIA —
$284		Carnegie — Mellon University	3.00%	11/01/2017		10.45%	$218
290		Harcum Junior College	3.00	11/01/2015		12.44	225
43		Swarthmore College	3.00	05/01/2014		12.30	36
163		Temple University	3.375	11/01/2014		11.99	136
		—— RHODE ISLAND —
186		Community College of Rhode Island	3.00	04/01/2018		12.10	133
		—— SOUTH CAROLINA —
434		College of Charleston	3.00	07/01/2016		12.02	325
299		Morris College	3.00	11/01/2013		12.42	250
		—— TEXAS —
49		St. Edward’s University	3.625	04/01/2013		12.80	41
178		Texas Tech University	3.625	03/01/2013		10.80	154
805		Texas Tech University	3.375-3.50	03/01/2012		10.83	722
		—— VERMONT —
505		Middlebury College	3.00	04/01/2018		12.87	349
1,512		University of Vermont	3.00	10/01/2019		12.19	1,016
		—— VIRGINIA —
665		Old Dominion University	3.00	06/01/2013		11.70	558

16,713	(B)	TOTAL COLLEGE & UNIVERSITY LOANS					11,832

		Allowance for Loan Losses					—

		Net Loans of the Trust					11,832

		INVESTMENT AGREEMENTS (98%)
2,600		FNMA #787 Liquidity Fund	8.00	12/01/2014	(C)	8.00	2,600
7,364		FNMA #786 Revenue Fund	5.00%	12/01/2014	(C)	5.00%	7,364

9,964		Total Investment Agreements					9,964

$26,677		Total Investments (100.0%)					21,796

		OTHER ASSETS, LESS LIABILITIES (-109%)					(11,669)

		NET ASSETS (100%)					$10,127

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)	The tax basis in the Loans is approximately $16,713

(C)	Terminate at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full (Note 2)
The accompanying notes are an integral part of this schedule.

ITEM 2. CODE OF ETHICS
Not applicable to the registrant.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to the registrant.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
     (a) Audit Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2009 — $114,000
     Fiscal year ended 2008 — $208,000
     (b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2009 — $0
     Fiscal year ended 2008 — $0
     (c) Tax Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2009 — $0
     Fiscal year ended 2008 — $0
     (d) All Other Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2009 — $62,400
—$44,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.8 of the Trust’s Indenture.
—$12,000 in connection with Accountants’ Report on Applying Agreed Upon Procedure relating to the Trust’s Servicing Agreement.
—$6,400 out of pocket expenses.
     Fiscal year ended 2008 — $102,400
—$81,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.8 of the Trust’s Indenture.
—$15,000 in connection with Accountants’ Report on Applying Agreed Upon Procedure relating to the Trust’s Servicing Agreement.
—$6,400 out of pocket expenses.

(e)
(1) Audit Committee Policies regarding Pre-approval of Services.
Not applicable to the registrant.
(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
Not applicable to the registrant.
(f) Not applicable to the registrant.
(g) Not applicable to the registrant.
(h) Not applicable to the registrant.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to the registrant.
ITEM 6. SCHEDULE OF INVESTMENTS
Schedule is included as part of the report to shareholders filed under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.
ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable to the registrant.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable to the registrant.
ITEM 11. CONTROLS AND PROCEDURES
(a) Not applicable to the registrant.
(b) Not applicable to the registrant.

ITEM 12. EXHIBITS
The following exhibits are attached to this Form N-CSR:
(a)
(1) Code of ethics or amendments: not applicable to the registrant.
(2) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.
(3) Annual Compliance Statement of the Servicer, Capmark Finance Inc., is attached.
(4) Report on Compliance with minimum Master Servicing Standards is attached.
(5) Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the Servicer Agreement.
(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) College and University Facility Loan Trust One
By (Signature and Title) /s/ Brian True, Vice President
Date August 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title) /s/ Bryan Calder, Executive Vice President
Date August 9, 2010